Long-Term Investments - Additional Information (Detail) $ in Thousands		12 Months Ended
	May. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Total capital contribution	¥ 100,000,000
Cash consideration paid to joint venture	¥ 49,000,000
Ownership percentage	49.00%
Long term investment, carrying value		¥ 49,102,000	$ 7,580
Impairment charges		0
Shanghai Youcheyoujia Financing Co., Ltd
Schedule of Equity Method Investments [Line Items]
Cash consideration paid to joint venture		¥ 75,000,000
Ownership percentage		25.00%	25.00%
Long term investment, carrying value		¥ 75,000,000	$ 11,578
Impairment charges		¥ 0